Significant accounting policies (Details Textual) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Growth rate used to extrapolate cash flow projections	2.08%	2.24%	2.44%
Plant And Equipment Useful Life	3 years
Weighted Average Basic Number of ADS Equivalent Outstanding	172,510	172,425
Weighted Average Diluted Number of ADS Equivalent Outstanding	172,534	172,452
Driver IC CGU [Member]
Discount rate applied to cash flow projections	10.71%	10.76%	11.87%
WLO CGU [Member]
Discount rate applied to cash flow projections	12.70%	12.17%	13.68%
Technology-based intangible assets [member]
Assets Acquired Useful Life	7 years
Patent [Member]
Assets Acquired Useful Life	15 years
Intellectual Properties [Member]
Assets Acquired Useful Life	10 years
Himax semi conductor [Member]
Goodwill recognised as of acquisition date	$ 26,846
Himax Display Inc [Member]
Goodwill recognised as of acquisition date	$ 1,292
Buildings [member]
Useful Life Of Tangible Assets	25 years
Building improvements [Member] | Bottom of range [member]
Useful Life Of Tangible Assets	4 years
Building improvements [Member] | Top of range [member]
Useful Life Of Tangible Assets	16 years
Machinery [member] | Bottom of range [member]
Useful Life Of Tangible Assets	4 years
Machinery [member] | Top of range [member]
Useful Life Of Tangible Assets	6 years
Research and development equipment [Member] | Bottom of range [member]
Useful Life Of Tangible Assets	2 years
Research and development equipment [Member] | Top of range [member]
Useful Life Of Tangible Assets	6 years
Office furniture and equipment [Member] | Bottom of range [member]
Useful Life Of Tangible Assets	3 years
Office furniture and equipment [Member] | Top of range [member]
Useful Life Of Tangible Assets	8 years
Others [Member] | Bottom of range [member]
Useful Life Of Tangible Assets	2 years
Others [Member] | Top of range [member]
Useful Life Of Tangible Assets	10 years
Software [Member] | Bottom of range [member]
Useful Life Of Tangible Assets	2 years
Software [Member] | Top of range [member]
Useful Life Of Tangible Assets	10 years